Document and Entity Information	Jun. 26, 2020
Document and Entity Information
Document Type	8-K
Document Period End Date	Jun. 26, 2020
Entity Registrant Name	W. R. GRACE & CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13953
Entity Tax Identification Number	65-0773649
Entity Address, Address Line One	7500 Grace Drive
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21044-4098
City Area Code	410
Local Phone Number	531-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	GRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001045309